Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	December 31, 2016	December 31, 2015
Purchased parts and materials	$46,475	$20,864
Work-in-process	4,403	3,485
Finished goods	19,746	11,311
	$70,624	$35,660

During the year ended December 31, 2016, the Company recorded write-downs to net realizable value of approximately $7,104 (year ended December 31, 2015 - $8,743; year ended December 31, 2014 - $2,102).